Other Intangible Assets	12 Months Ended
Dec. 31, 2021
Other Intangible Assets
Other Intangible Assets

(8)   Other Intangible Assets

Details of other intangible assets and movement during the years ended 31 December 2021 and 2020 are included in Appendix III, which forms an integral part of these notes to the consolidated financial statements.

Intangible assets acquired from Talecris mainly include currently marketed products. Identifiable intangible assets correspond to Gamunex and have been recognized at fair value at the acquisition date of Talecris and classified as currently marketed products. Intangible assets recognized comprise the rights on the Gamunex product, its commercialization and distribution license, trademark, as well as relations with hospitals. Each of these components is closely linked and fully complementary, are subject to similar risks and have a similar regulatory approval process.

Intangible assets acquired from Progenika mainly include currently marketed products. Identifiable intangible assets correspond to blood, immunology and cardiovascular genotyping. These assets have been recognized at fair value at the acquisition date of Progenika and classified as currently marketed products.

The cost and accumulated amortization of currently marketed products acquired from Talecris and Progenika at 31 December 2020 was as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2019	Additions	differences	31/12/2020
Cost of currently marketed products - Gamunex	1,069,042	—	(88,169)	980,873
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(305,865)	(35,360)	27,890	(313,335)
Accumulated amortisation of currently marketed products - Progenika	(16,254)	(2,379)	0	(18,633)
Carrying amount of currently marketed products	770,715	(37,739)	(60,279)	672,697

The cost and accumulated amortization of currently marketed products acquired from Talecris, Progenika and Gigagen at 31 December 2021 is as follows:

	Thousands of Euros
	Balance at		Translation	Balance at
	31/12/2020	Additions	differences	31/12/2021
Cost of currently marketed products - Gamunex	980,873	—	78,636	1,059,509
Cost of currently marketed products - Progenika	23,792	—	—	23,792
Accumulated amortisation of currently marketed products - Gamunex	(313,335)	(33,610)	(26,827)	(373,772)
Accumulated amortisation of currently marketed products - Progenika	(18,633)	(2,379)	—	(21,012)
Carrying amount of currently marketed products	672,697	(35,989)	51,809	688,517

The estimated useful life of the currently marketed products acquired from Talecris is considered limited, has been estimated at 30 years on the basis of the expected life cycle of the product (Gamunex) and is amortized on a straight-line basis.

At 31 December 2021 the residual useful life of currently marketed products is 19 years and 5 months (20 years and 5 months at 31 December 2020).

The estimated useful life of the currently marketed products acquired from Progenika is considered limited, has been estimated at 10 years on the basis of the expected life cycle of the product and is amortized on a straight-line basis.

At 31 December 2021 the residual useful life of currently marketed products acquired from Progenika is 1 years and 2 months (2 years and 2 months at 31 December 2020).

(a)	Self — constructed intangible assets

At 31 December 2021 the Group has recognized Euros 34,034 thousand as self-constructed intangible assets (Euros 32,548 thousand at 31 December 2020).

(b)	Purchase commitments

At 31 December 2021 the Group has intangible asset purchase commitments amounting to Euros 431 thousand (Euros 9 thousand at 31 December 2020).

(c)	Intangible assets with indefinite useful lives and other intangibles in progress

At 31 December 2021 the Group recognizes plasma center licenses with indefinite useful lives under intangible assets for a carrying amount of Euros 29,394 thousand (Euros 27,351 thousand at 31 December 2020).

The Group has also an amount of Euros 432,534 thousand as development costs in progress (Euros 350,626 thousand at 31 December 2020).

In 2019, Grifols reached an agreement with the US biotech company Rigel Pharmaceuticals to exclusively commercialize fostamatinib disodium hexahydrate in all potential future indications in Europe and Turkey.

Under terms of the agreement, Grifols made an initial payment of US Dollars 30 million and an additional payment of US Dollars 17.5 million related to compliance with certain regulatory milestones. The Group recognized these payments as an intangible asset in accordance with IAS 38.

This asset did not begin  to be commercialized and amortized until 2020, as soon as was available for use, that is, after the final approval of the regulator.

(d)	Results on disposal of intangible assets

The total losses on disposals and sale of intangible assets amounts to Euros 30 thousand in 2021 (no profit on disposal and sale of intangible assets had been recognized in 2020).

(e)	Impairment testing

Indefinite-lived intangible assets have been allocated to the cash-generating unit (CGU) of the Bioscience segment. These assets have been tested for impairment together with goodwill (see note 7).

Impairment testing has been analyzed for each of the intangible assets in progress by calculating its recoverable amount based on their fair value.